9. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes Payable And Capital Lease Obligations Details 3
Former Welding Stockholders	$ 1,376,000	$ 1,976,000
Less: Current Portion	(644,000)	(601,000)
Total long-term portion	$ 732,000	$ 1,375,000